Segments (Detail) - Segment	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting [Abstract]
Number of reportable segments	3
Percentage of assets	68.00%	71.00%	72.00%